Accounts Receivable, Net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Accounts Receivable, Net/Other Receivables [Abstract]
Beginning balance	$ 185,821	$ 207,028
Provision for doubtful accounts	598,403
Less: write-off/recovery	(24,638)	(18,912)
Exchange rate effect	4,398	(2,295)
Ending balance	$ 763,984	$ 185,821